Cost of Revenues - Summary of Cost of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost Of Revenues
Revenue sharing fees	¥ 1,351,096		¥ 1,357,270	¥ 1,031,903
Salary and welfare benefits	40,653		52,268	41,159
Payment handling costs	22,899		32,506	22,692
Bandwidth costs	32,795		30,889	11,226
Share-based compensation expense	29,233	$ 4,238	37,359	50,741
Others	14,426		18,088	12,909
Total	1,468,921	212,974	1,502,505	1,134,678
Cost of revenues
Cost Of Revenues
Share-based compensation expense	¥ 7,052	$ 1,022	¥ 11,484	¥ 14,789